Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - Notes Payable

On June 15, 2011, the loans payable to First Line Capital which is a company owned by a previous stockholder, a related party, including accrued interest in the amount of $97,785 was forgiven. The Company has recorded the carrying amount of debt with accrued interest as an increase to additional paid-in capital

On July 25, 2011, repayment for $25,000 was made for the $50,000 note due to Landolt, a company owned by a director of the Company. At which time the note was assigned to MeM Mining, Inc.   MeM is controlled by, Mendel Mochkin, a director of the company.  As of December 31, 2012, the principle balance due was $25,000, is unsecured and was due January 2013 with accrued interest at 5%. As of September 30, 2013, the Company was unable to repay the loan on the maturity date, and the principal balance of $25,000 and accrued interest of $4,086 are in default. The note does not include any additional fees or penalties due to the loan being in default.

On March 28, 2012 the Company received $30,000 from First Line Capital, in exchange for an unsecured note bearing interest at 8%. As of December 31, 2012, the principal due was $30,000, is unsecured and was due in full plus accrued interest on March 28, 2013. As of September 30, 2013, the Company was unable to repay the loan on the maturity date, and the principal balance of $30,000 and accrued interest of $4,681 are in default. The loan stipulates an increase to a 15% interest rate until the loan is repaid.

During 2012, the Company received a total of $50,020 from Leonard Sternheim, CEO of the Company, as an unsecured non-interest bearing loan. During the nine months ended September 30, 2013, the Company repaid $46,783 of notes payable. As of September 30, 2013 and December 31, 2012, the principal due was $3,637 and $50,020, is unsecured and is due on demand. The Company recorded $1,652 and $393 of imputed interest related to Mr. Sternheim’s loan payable as in-kind contribution at September 30, 2013 and December 31, 2012, respectively.

On July 25, 2011, repayment for $25,000 was made for the $50,000 note due to Landolt, a company owned by a director of the Company. At which time the note was assigned to MeM Mining, Inc. MeM is controlled by, Mendel Mochkin, a director of the company. As of December 31, 2012 and 2011, the principle balance due was $25,000, is unsecured and is due January 2013 with accrued interest at 5%. The Company does not expect to be able to repay the loan on the maturity date, and will continue accrue the interest.

On March 28, 2012 the Company received $30,000 from First Line Capital, in exchange for an unsecured note bearing interest at 8%. As of December 31, 2012, the principal due was $30,000, is unsecured and is due in full plus accrued interest on March 28, 2013.

During 2012, the Company received a total of $50,020 from Leonard Sternheim, CEO of the Company, as an unsecured non-interest bearing loan. As of December 31, 2012, the principal due was $50,020, is unsecured and is due on demand. The Company recorded $393 of imputed interest related to Mr. Sternheim’s loan payable as in-kind contribution.